New York Life Insurance Company 51 Madison Avenue New York, NY 10010 (212) 576-4958 E-Mail: trina_sandoval@newyorklife.com

Trina Sandoval Associate General Counsel

VIA EDGAR

November 15, 2017

Frank A. Buda, Esq.

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	New York Life Insurance and Annuity Corporation (“NYLIAC”)

NYLIAC Variable Annuity Separate Account – III

Form N-4 Registration Statement

Pre-Effective Amendment No. 1 under the Securities Act (File No. 333-219399) and

Amendment No. 177 under the 1940 Act (File No. 811-08904)

Mr. Buda:

On behalf of NYLIAC Variable Annuity Separate Account – III (the “Registrant”), a separate account established by NYLIAC, we hereby electronically file on Form N-4, Pre-Effective Amendment No. 1 to the above-captioned registration statement (“Registration Statement”) under the Securities Act of 1933 (“Securities Act”) and Amendment No. 177 to the Registration Statement under the Investment Company Act of 1940 (collectively, the “Amendment”).

The Registrant is filing the Amendment to:

•	reflect changes to the Registration Statement in response to the Commission staff’s (the “Staff”) comments as described in an October 13, 2017 letter to the Staff,

•	make the additional changes to the Registration Statement as described in a November 15, 2017 letter to the Staff, and

•	include any exhibits required by Form N-4 that were not previously filed.

The Registrant represents that the Amendment effects no other material changes to the Registration Statement.

The Registrant requests that the Staff declare the Registration Statement effective as of November 17, 2017, by 5:00 p.m. Eastern Time either verbally or through written correspondence.

If you have any comments or questions, please feel free to contact me at (212) 576-4958.

Sincerely,

/s/ Trina Sandoval
Trina Sandoval
Associate General Counsel